17. Other liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Other Liabilities Disclosure [Abstract]
Due to individual investors	$ 0	$ 5,479
Withholding individual income tax payable	15,199	15,199
Unpaid acquisition payable	57,838	47,197
Other current liabilities	12,273	3,342
Total other current liabilities	85,310	71,217
Other non-current liabilities	756	711
Accrued warranty reserve	1,537	1,580
Total other non-current liabilities	2,293	2,291
Total other liabilities	$ 87,603	$ 73,508